Annual Total Returns - FidelitySAISustainableCorePlusBondFund-PRO - FidelitySAISustainableCorePlusBondFund-PRO - Fidelity SAI Sustainable Core Plus Bond Fund - Fidelity SAI Sustainable Core Plus Bond Fund
Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2022
Annual Return 2023	6.20%